STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss
Total
 stock-based compensation recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
Stock-based compensation	2022	2021
Cost of revenues	$3,335	$299
Research and development	5,026	392
Selling, general and administrative	3,597	399
Total stock-based compensation expense	$11,958	$1,090

Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
Cost of revenues	$10,996	$1,400
Research and development	9,973	1,183
Selling, general and administrative	11,588	1,635

Total stock-based compensation expense	$32,557	$4,218

Summary of Stock Option Activity
The following summarizes the stock option activity of the 2013 Plan for the years ended December 31, 2021 and 2020:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contract Life (In Years)	Aggregate Intrinsic Value
Outstanding — at January 1, 2020	27,263,775	$0.97	$0.50	7.95	$11,941
Granted	90,597	1.41	0.78
Exercised	(2,771,051)	0.36		3.21	2,565
Forfeited	(1,508,243)	1.26
Expired	(986,352)	1.05

Outstanding — at December 31, 2020	22,088,726	$1.03	$0.53	7.12	$85,853
Granted	—	—	—	—	—
Exercised	(3,708,786)	1.00	0.51	4.32	41,822
Forfeited	(857,579)	1.21	0.60	0.01	9,131
Expired	(177,033)	1.16	0.31	—	1,969

Outstanding — at December 31, 2021	17,345,328	$1.03	$0.54	6.03	$195,111

Options vested and exercisable — at December 31, 2021	15,112,440	$1.01	$0.52	5.90	$170,320
Options vested and exercisable — at December 31, 2020	14,739,214	$0.97	$0.49	6.83	$57,660

Summary of Weighted-average Assumptions

The following
weighted-average
assumptions were used in the Black-Sholes option-pricing model calculation for stock options granted for the years ended December 31, 2021 and 2020:

	2021	2020
Fair value per share of common stock	$—	$1.41
Expected volatility	—%	60.0%
Risk-free interest rate	—%	0.6%
Expected life (years)	—	6.25
Dividend rate	None	None

Summary of Performance-based Restricted Stock Unit Activity
The following summarizes the performance-based restricted stock unit activity of the Plan for the years ended December 31,
2021
and 2020:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding — at January 1, 2020	6,818,453	$1.41
Granted	5,954,361	1.25
Forfeited	(941,759)	1.40

Outstanding — at December 31, 2020	11,831,055	1.33
Granted	6,542,426	9.68
Forfeited	(1,426,559)	2.10

Outstanding — at December 31, 2021	16,946,922	$4.49

Units expected to vest — at December 31, 2021	16,946,922	$4.49
Units expected to vest — at December 31, 2020	—	$—